VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
VARIABLE INTEREST ENTITIES
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue		0.60%	0.90%	100.00%
VIEs account on total assets		3.70%	2.20%
VIEs account on total liabilities		47.80%	51.60%